Additional information about derivatives financial instruments - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Scenario I
Derivative financial instruments.
Percentage of deterioration of risk variables	25.00%
Scenario II
Derivative financial instruments.
Percentage of deterioration of risk variables	50.00%
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (615)	$ (39)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(615)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1,275)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(1,935)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(615)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(647)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(681)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(615)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(642)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(670)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(193)	(75)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(193)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(333)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(474)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(193)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(197)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(201)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(193)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(203)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(213)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(193)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(204)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(215)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(140)	(18)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(140)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(298)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(455)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(140)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(144)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(148)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(140)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(151)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(161)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(194)
Fair value of assets		46
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(194)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(370)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(546)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(194)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(201)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(209)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(194)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(211)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(228)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(194)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(206)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(217)
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	80
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	77
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	74
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of assets	80
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	78
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	77
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(5)
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(7)
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(9)
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of assets	7
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of assets	9
NDF | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(10)
NDF | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(55)
NDF | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(101)
NDF | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(10)
NDF | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(12)
NDF | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(15)
NDF | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(10)
NDF | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(19)
NDF | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(28)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(78)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(77)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(56)	$ (35)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(213)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(371)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(57)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(57)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(57)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(58)
Protected item: EUR denominated debt | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of assets	213
Protected item: EUR denominated debt | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of assets	371
Fuel oil protection - Options | Fuel oil price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(94)
Fuel oil protection - Options | Fuel oil price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(229)
Fuel oil protection - Options | Fuel oil price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(385)
Protected item: Part of costs linked to bunker oil prices | Fuel oil price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	229
Protected item: Part of costs linked to bunker oil prices | Fuel oil price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	385
Maritime Freight protection - Forwards | Freight price decrease | Probable
Derivative financial instruments.
Fair value of assets	6
Maritime Freight protection - Forwards | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(4)
Maritime Freight protection - Forwards | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(13)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	4
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	13
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments.
Fair value of assets	3
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(7)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(17)
Protected item: Part of nickel future revenues | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	7
Protected item: Part of nickel future revenues | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	17
Palladium Revenue Hedging Program - Options | Palladium price increase | Probable
Derivative financial instruments.
Fair value of assets	5
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(4)
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(13)
Protected item: Part of palladium future revenues | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of assets	4
Protected item: Part of palladium future revenues | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of assets	13
Conversion options - VLI | VLI stock value increase | Probable
Derivative financial instruments.
Fair value of liabilities	(39)
Conversion options - VLI | VLI stock value increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(65)
Conversion options - VLI | VLI stock value increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(100)
Option - SPCs | SPCs stock value decrease | Probable
Derivative financial instruments.
Fair value of assets	24
Option - SPCs | SPCs stock value decrease | Scenario I
Derivative financial instruments.
Fair value of assets	11
Option - SPCs | SPCs stock value decrease | Scenario II
Derivative financial instruments.
Fair value of assets	2
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(11)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(20)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(4)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(191)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	$ (399)